Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 29, 2011
Sosap Tables [Abstract]
Schedule of Inventories
(in millions)	April 29,	April 30,
	2011	2010
Finished goods	$1,067	$896
Work in process	263	269
Raw materials	365	316
Total	$1,695	$1,481

Schedule of Property Plant and Equipment
	April 29,	April 30,	Lives
(in millions)	2011	2010	(in years)
Land and land improvements	$137	$137	Up to 20
Buildings and leasehold improvements	1,489	1,427	Up to 40
Equipment	3,888	3,525	3-7
Construction in progress	303	269	—
Subtotal	5,817	5,358
Less: Accumulated depreciation	(3,306)	(2,937)
Property, plant, and equipment, net	$2,511	$2,421

Schedule of Warranty Obligations
(in millions)
Balance as of April 24, 2009	$35
Warranty claims provision	50
Settlements made	(40)
Balance as of April 30, 2010	$45
Warranty claims provision	28
Settlements made	(29)
Balance as of April 29, 2011	$44

Schedule of Comprehensive Income and Accumulated Other Comprehensive Loss
(in millions)	Unrealized Gain/(Loss) on Investments	Cumulative Translation Adjustments	Net Change in Retirement Obligations	Unrealized Gain/(Loss) on Foreign Currency Exchange Rate Derivatives	Accumulated Other Comprehensive Loss
Balance as of April 25, 2008	$(41)	$209	$(189)	$(266)	$(286)
Other comprehensive (loss)/income	(54)	(147)	(210)	494	83
Adjustment for change in plan measurement date pursuant to the new authoritative guidance for accounting for defined benefit pension and other post-retirement plans	-	-	1	-	1
Balance as of April 24, 2009	$(95)	$62	$(398)	$228	$(202)
Other comprehensive (loss)/income	68	181	(214)	(137)	(102)
Reclassification of other-than-temporary losses on marketable securities included in net earnings	(3)	-	-	-	(3)
Balance as of April 30, 2010	$(30)	$243	$(612)	$91	$(307)
Other comprehensive (loss)/income	226	200	5	(348)	83
Balance as of April 29, 2011	$196	$443	$(607)	$(257)	$(224)

Schedule of Earnings Per Share
	Fiscal Year
(in millions, except per share data)	2011	2010	2009
Numerator:
Net earnings	$3,096	$3,099	$2,070
Denominator:
Basic – weighted average shares outstanding	1,077.4	1,106.3	1,121.9
Effect of dilutive securities:
Employee stock options	0.6	0.9	2.4
Employee restricted stock units	3.4	1.9	1.2
Other	0.3	0.3	0.8
Diluted – weighted average shares outstanding	1,081.7	1,109.4	1,126.3

Basic earnings per share	$2.87	$2.80	$1.85
Diluted earnings per share	$2.86	$2.79	$1.84